U.S. SMALL COMPANY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                October 31, 1996
                           (expressed in U.S. dollars)

   Shares                                                            Value
-----------                                                       -----------
              COMMON STOCKS (97.7%)

              BANKS (5.1%)
    6,440     Deposit Guaranty Corp. .....................          $ 322,805
    8,075     First Commercial Corp. .....................            273,524
   30,300     Imperial Bancorp* ..........................            581,381
   12,855     Keystone Financial, Inc. ...................            332,623
    7,350     Provident Bancorp, Inc. ....................            325,697
    2,500     Silicon Valley Bancshares* .................             65,781
   10,161     Summit Bancorporation ......................            415,331
    8,990     Union Planters Corp. .......................            312,402
    3,380     Zions Bancorporation .......................            306,735
                                                                    ---------
                                                                    2,936,279
                                                                    ---------
              COMMERCIAL SERVICES (5.0%)
   24,120     Corrections Corp. of America* ................          627,120
   28,845     HA-LO Industries, Inc. .......................          908,617
   23,005     NFO Research, Inc.* ..........................          523,364
   17,355     Richfood Holdings, Inc. ......................          421,943
    9,740     SunGard Data Systems, Inc.* . ................          413,341
                                                                    ---------
                                                                    2,894,385
                                                                    ---------
              CONSUMER DURABLES (3.8%)
   17,400     Beazer Homes USA, Inc.* ......................          239,250
    9,400     Carlisle Companies, Inc. .....................          534,625
   15,600     Centex Corp. .................................          469,950
   28,180     Continental Homes
              Holding Corp. ................................          457,925
   19,040     Oakwood Homes Corp. ..........................          504,560
                                                                    ---------
                                                                    2,206,310
                                                                    ---------
              CONSUMER NON-DURABLES (2.8%)
   14,430     Interstate Bakeries Corp. ....................          611,471
   25,450     Nautica Enterprises Inc.* ....................          779,406
    9,000     Universal Corp. ..............................          245,250
                                                                    ---------
                                                                    1,636,127
                                                                    ---------
              CONSUMER SERVICES (3.1%)
   22,065     Applebee's International, Inc. ...............          536,455
   11,250     Grand Casinos, Inc.* .........................          167,344
   70,000     Host Marriot Services Corp.* .................          621,250
   30,300     Ryan's Family Steak
                Houses, Inc.* ..............................          219,675
   22,200     Station Casinos, Inc.* .......................          246,975
                                                                    ---------
                                                                    1,791,699
                                                                    ---------
              ELECTRONIC TECHNOLOGY (10.1%)
   26,790     Brooktrout Technology, Inc.* .................          874,024
   15,920     Cognex Corp.* ................................          202,980
   22,700     Helix Technology Corp. .......................          605,806
   14,390     In Focus Systems, Inc.* ......................          273,410
   11,060     Integrated Device
                Technology, Inc.* ..........................           90,554
   38,000     Integrated Measurement
                Systems, Inc.* .............................          598,500
   25,360     International Rectifier Corp.* ...............          313,830
   15,820     Komag Inc.* ..................................          437,027
   10,580     Maxim Integrated
                Products, Inc.* ............................          372,284
    3,720     Novellus Systems, Inc.* ......................          153,450
   12,450     SCI Systems, Inc.* ...........................          618,609
   18,960     Sanmina Corp.* ...............................          874,530
   21,110     Thermedics, Inc.* ............................          438,033
                                                                    ---------
                                                                    5,853,037
                                                                    ---------
              ENERGY MINERALS (2.6%)
   54,960     Plains Resources, Inc.* ......................          769,440
   15,920     Pogo Producing Co. ...........................          706,450
                                                                    ---------
                                                                    1,475,890
                                                                    ---------
              FINANCE (7.8%)
   10,800     Alex. Brown, Inc. ............................          612,900
    8,526     Charter One Financial, Inc. ..................          370,348
    9,390     Finova Group, Inc. ...........................          579,832
   28,090     First Indiana Corp. ..........................          679,427
   32,200     PHH Corp. ....................................          957,950
   13,810     Roosevelt Financial Group, Inc. ..............          239,086
   43,376     Security Capital
                Industrial Trust ...........................          786,190
    7,900     TCF Financial Corp. ..........................          306,125
                                                                    ---------
                                                                    4,531,858
                                                                    ---------
              HEALTH SERVICES (5.2%)
   15,210     Lincare Holdings, Inc.* ........................        566,572
   22,060     Omnicare, Inc. .................................        601,135
   36,360     Orthodontic Centers of
                America, Inc.* ...............................        518,130
   19,350     PhyCor, Inc.* ..................................        596,222
   15,715     Vencor, Inc.* ..................................        465,557
    9,050     Vivra, Inc.* ...................................        288,469
                                                                    ---------
                                                                    3,036,085
                                                                    ---------

                          U.S. SMALL COMPANY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                          October 31, 1996 (continued)
                           (expressed in U.S. dollars)

   Shares                                                            Value
-----------                                                       -----------

              HEALTH TECHNOLOGY (4.4%)
   12,400     Hologic, Inc.* .................................      $ 284,425
   14,270     Idexx Laboratories, Inc.* ......................        558,314
    7,500     Invacare Corp. .................................        208,125
   13,000     Rexall Sundown, Inc.* ..........................        351,812
   14,700     Steris Corp.* ..................................        553,088
   12,480     Sybron International Corp.* ....................        363,480
    7,070     Watson Pharmaceuticals, Inc.* ..................        235,078
                                                                    ---------
                                                                    2,554,322
                                                                    ---------
              INDUSTRIAL SERVICES (6.5%)
   17,500     Carbo Ceramics, Inc. ...........................        350,000
   12,000     Granite Construction, Inc. .....................        235,500
   15,680     Input/Output, Inc.* ............................        466,480
   21,630     J. Ray McDermott, S.A.* ........................        586,714
   57,140     Pride Petroleum Services, Inc.* ................        996,379
   10,980     Seacor Holdings, Inc.* .........................        592,920
    8,310     Transocean Offshore, Inc. ......................        525,607
                                                                    ---------
                                                                    3,753,600
                                                                    ---------
              INSURANCE (8.4%)
   16,530     Allied Group, Inc. .............................        692,194
   19,750     Commerce Group, Inc. ...........................        474,000
    9,800     Fahnestock Viner
                Holdings, Inc. ...............................        131,075
   10,605     Orion Capital Corp. ............................        576,647
   14,610     Penncorp Financial Group, Inc. .................        505,871
   63,290     Presidential Life Corp. ........................        719,924
    8,100     Protective Life Corp. ..........................        279,450
   20,000     UICI* ..........................................        506,250
   13,706     United Companies
                Financial Corp. ..............................        409,467
   34,490     US Facilities Corp. ............................        594,952
                                                                    ---------
                                                                    4,889,830
                                                                    ---------
              NON-ENERGY MINERALS (5.9%)
   26,660     Chaparral Steel Co. ............................        353,245
   20,620     Fibreboard Corp.* ..............................        662,417
   38,800     Oregon Steel Mills, Inc. .......................        615,950
   36,090     Republic Group, Inc. ...........................        595,485
   28,820     Roanoke Electric Steel Corp. ...................        392,673
   18,790     Rouge Steel Co. - Class A ......................        382,846
    7,590     Texas Industries, Inc. .........................        430,733
                                                                    ---------
                                                                    3,433,349
                                                                    ---------
              PROCESS INDUSTRIES (4.5%)
   14,330     Chesapeake Corp. ...............................        404,822
   19,950     Cytec Industries, Inc.* ........................        713,213
    6,700     Dekalb Genetics
                Corp. - Class B ..............................        263,813
   27,650     Mercer International, Inc. - SBI* ..............        349,081
   32,000     Northland Cranberries, Inc. ....................        604,000
    5,400     Springs Industries, Inc. .......................        243,675
                                                                    ---------
                                                                    2,578,604
                                                                    ---------
              PRODUCER MANUFACTURING (5.8%)
   13,020     AGCO Corp. .....................................        330,382
   21,200     Arvin Industries, Inc. .........................        484,950
   31,420     Global Industrial
                Technologies, Inc.* ..........................        585,198
   18,000     Kennametal, Inc. ...............................        612,000
   15,600     Manitowoc Co., Inc. (The) ......................        522,600
   12,700     Miller (Herman), Inc. ..........................        550,863
   10,000     Standard Products Co. ..........................        242,500
                                                                    ---------
                                                                    3,328,493
                                                                    ---------

              RETAIL TRADE (5.0%)
   13,400     CompUSA, Inc.* .................................        619,750
   22,080     Eckerd Corp.* ..................................        612,720
    9,690     Fastenal Co. ...................................        449,374
   33,100     Pier 1 Imports, Inc. ...........................        463,400
   13,300     Ross Stores, Inc. ..............................        551,119
   24,540     Sunglass Hut
                 International, Inc.* ........................        214,725
                                                                    ---------
                                                                    2,911,088
                                                                    ---------
              TECHNOLOGY SERVICES (3.6%)
    9,570     American Management
                Systems, Inc.* ...............................        303,847
   20,600     Envoy Corp.* ...................................        762,200
   13,091     Sterling Commerce, Inc.* .......................        368,189
    8,220     Sterling Software, Inc.* .......................        267,150
   14,100     Systemsoft Corp.* ..............................        394,800
                                                                    ---------
                                                                    2,096,186
                                                                    ---------
              TELECOMMUNICATIONS (1.6%)
   11,410     Aspect Telecommunications
                Corp.* .......................................        676,043
   10,040     Picturetel Corp.* ..............................        271,080
                                                                    ---------
                                                                      947,123
                                                                    ---------
              TRANSPORTATION (1.6%)
   17,130     Comair Holdings, Inc. ..........................        342,600
   11,750     Kansas City Southern
                Industries, Inc. .............................        552,250
                                                                    ---------
                                                                      894,850
                                                                    ---------

                          U.S. SMALL COMPANY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                          October 31, 1996 (continued)
                           (expressed in U.S. dollars)

   Shares                                                            Value
-----------                                                       -----------
              UTILITIES (4.9%)
   24,970     Indiana Energy, Inc. ...........................    $   611,765
    9,410     KN Energy, Inc. ................................        351,699
   31,110     Laclede Gas Co. ................................        727,196
   28,990     NUI Corp. ......................................        576,176
   17,900     Northwestern Public
              Service Co. ....................................        597,413
                                                                  -----------
                                                                    2,864,249
                                                                  -----------
              TOTAL COMMON STOCKS
              (identified cost $44,767,593)...................    $56,613,364
                                                                  -----------
 Principal
  Amount
----------

              TIME DEPOSITS (1.2%)
$700,000      State Street Bank (Cayman)
              2.75%, 11/5/96
              (identified cost $700,000)......................    $   700,000
                                                                  -----------

TOTAL INVESTMENTS (identified cost $45,467,593).......   98.9%    $57,313,364

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .......    1.1         620,993
                                                        -----     -----------
NET ASSETS ...........................................  100.0%    $57,934,357
                                                        =====     ===========
---------
* non-income producing security

(a) The aggregate cost for federal income tax purposes is $45,467,593, the aggregate gross unrealized appreciation is $14,192,899, and the aggregate gross unrealized depreciation is $2,347,128, resulting in net unrealized appreciation of $11,845,771.

                          U.S. SMALL COMPANY PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 1996
                           (expressed in U.S. dollars)

ASSETS:
   Investments in securities, at value
      (identified cost $45,467,593) (Note 1) .................       $57,313,364
   Cash ......................................................           682,941
   Dividends and interest receivable .........................            39,005
   Deferred organization expenses (Note 1) ...................             8,161
                                                                     -----------
           Total Assets ......................................        58,043,471
                                                                     -----------
LIABILITIES:
   Payables for:
      Investment advisory fee (Note 2) .......................            63,306
      Custodian fee ..........................................            11,615
      Foreign withholding taxes ..............................            10,197
      Trustees' fee (Note 2) .................................             6,438
      Administrative fee (Note 2) ............................             3,409
      Accrued expenses and other liabilities .................            14,149
                                                                     -----------
           Total Liabilities .................................           109,114
                                                                     -----------
NET ASSETS ...................................................       $57,934,357
                                                                     ===========
Net Assets Consist of:
     Paid-in capital .........................................        46,088,586
     Net unrealized appreciation on investments ..............        11,845,771
                                                                     -----------
Net Assets ...................................................       $57,934,357
                                                                     ===========

                       See Notes to Financial Statements.

                          U.S. SMALL COMPANY PORTFOLIO

                             STATEMENT OF OPERATIONS
                       For the year ended October 31, 1996
                           (expressed in U.S. dollars)

INVESTMENT INCOME:
      Income:
         Dividends (net of foreign withholding tax of $65,486) ..   $   473,145
         Interest ...............................................        98,741
                                                                    -----------
             Total Income .......................................       571,886
                                                                    -----------
      Expenses:
         Investment advisory fee (Note 2) .......................       360,578
         Custodian fee (Note 3) .................................        76,369
         Administrative fee (Note 2) ............................        19,416
         Trustees' fees and expenses (Note 2) ...................         7,241
         Amortization of organization expenses (Note 1) .........         2,547
         Miscellaneous ..........................................        33,673
                                                                    -----------
         Total Expenses .........................................       499,824

             Fees paid indirectly (Note 3) ......................       (72,606)
                                                                    -----------
             Net Expenses .......................................       427,218
                                                                    -----------
             Net Investment Income ..............................       144,668
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (Notes 1 and 3):
      Net realized gain on investments ..........................     3,463,297
      Net change in unrealized appreciation on investments ......     4,465,593
                                                                    -----------
           Net Realized and Unrealized Gain .....................     7,928,890
                                                                    -----------
      Net Increase in Net Assets Resulting from Operations ......   $ 8,073,558
                                                                    ===========

                       See Notes to Financial Statements.

                          U.S. SMALL COMPANY PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
                           (expressed in U.S. dollars)

                                                                                  For the period
                                                                                  January 17, 1995
                                                                    For the       (commencement of
                                                                  year ended       operations) to
                                                               October 31, 1996   October 31, 1995
                                                                 -------------    ----------------
INCREASE IN NET ASSETS:
  Operations:
      Net investment income....................................   $   144,668       $   110,048
      Net realized gain on investments.........................     3,463,297         2,365,906
      Net change in unrealized appreciation on investments.....     4,465,593         6,156,515
                                                                  -----------       -----------
        Net increase in net assets resulting from operations ..     8,073,558         8,632,469
                                                                  -----------       -----------
  Capital transactions:
      Proceeds from contributions..............................     4,802,410        76,125,240
      Value of withdrawals.....................................    (6,168,030)      (33,631,390)
                                                                  -----------       -----------
        Net (decrease) increase in net assets resulting from
          capital transactions.................................    (1,365,620)       42,493,850
                                                                  -----------       -----------
          Total increase in net assets.........................     6,707,938        51,126,319
NET ASSETS:
  Beginning of period..........................................    51,226,419           100,100
                                                                  -----------       -----------
  End of period ...............................................   $57,934,357       $51,226,419
                                                                  ===========       ===========

                       See Notes to Financial Statements.

                          U.S. SMALL COMPANY PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                           (expressed in U.S. dollars)

                                                                           For the period
                                                                           January 17, 1995
                                                         For the          (commencement of
                                                        year ended         operations) to
                                                     October 31, 1996     October 31, 1995
                                                     ----------------     ----------------
Ratios/Supplemental Data:
    Net assets, end of period (000's omitted) .......... $ 57,934             $ 51,226

   Expenses as a percentage of average net assets:
      Expenses paid by Portfolio .......................     0.77%                0.77%*
      Expenses paid by commissions** ...................     0.05%                0.05%*
      Expense offset arrangements ......................     0.08%                0.05%
                                                             ----                 ----
          Total expenses ...............................     0.90%                0.87%*

    Ratio of net investment income to
       average net assets ..............................     0.26%                0.25%*
    Portfolio turnover rate ............................       51%                 115%
    Average commission rate paid per share .............  $   0.08            $   0.08

---------
 *  Annualized.

** A portion of the Portfolio's securities transactions are directed to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Portfolio to pay other unaffiliated service providers on behalf of the Portfolio for services provided for which the Portfolio would otherwise be obligated to pay.

                       See Notes to Financial Statements.

                          U.S. SMALL COMPANY PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                           (expressed in U.S. dollars)

     1. Organization and Significant Accounting Policies. U.S. Small Company Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on January 17, 1995 and received a contribution of certain assets and liabilities, including securities, with a value of $33,464,236 (including $1,223,663 of unrealized appreciation) on that date from the 59 Wall Street Small Company Fund in exchange for a beneficial interest in the Portfolio. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

     The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

          A. Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Portfolio was more than 60 days, unless this is determined not to represent fair value by the Trustees.

          B. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

          C. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

          D. Deferred Organization Expenses. Expenses incurred by the Portfolio in connection with its organization are being amortized on a straight-line basis over a five-year period.


     2. Transactions with Affiliates.

     Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Portfolio`s average daily net assets. For the year ended October 31, 1996, the Portfolio incurred $360,578 for advisory services.

                          U.S. SMALL COMPANY PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (continued)
                           (expressed in U.S. dollars)

     Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company (Cayman) Ltd. (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The Administrator has a subadministration agreement with Signature Financial Group (Cayman) Ltd. for which Signature Financial Group (Cayman) Ltd. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the year ended October 31, 1996, the Portfolio incurred $19,416 for administrative services.

     Trustees Fee. Each Trustee of the Portfolio receives an annual retainer paid by the Portfolio. Each Trustee is also reimbursed for out-of-pocket expenses incurred in connection with board meetings. For the year ended October 31, 1996, the Portfolio incurred $7,241 for Trustee fees.

     3. Investment Transactions. For the year ended October 31, 1996, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $29,652,137 and $26,895,366, respectively. For that same period, the Portfolio paid brokerage commissions of $43,787 to Brown Brothers Harriman & Co. for transactions executed on its behalf. Certain expenses of the Portfolio were reduced by $27,400 as a result of the Portfolio directing a portion of its portfolio transactions to certain unaffiliated brokers. Additionally, custody fees for the Portfolio were further reduced by $45,206 as a result of an expense offset arrangement with the Portfolio's custodian.

                          INDEPENDENT AUDITORS' REPORT

Trustees and Investors
U.S. Small Company Portfolio:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of U.S. Small Company Portfolio as of October 31, 1996, the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for the year ended October 31, 1996 and for the period January 17, 1995 (commencement of operations) to October 31, 1995 (all expressed in U.S. dollars). These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.

       In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of U.S. Small Company Portfolio at October 31, 1996, and the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.



DELOITTE & TOUCHE


Grand Cayman, Cayman Islands
December 17, 1996